Net income per share/ADS	12 Months Ended
Dec. 31, 2025
Net income/(loss) per share
Net income per share/ADS
26.	Net income per share/ADS
Basic and diluted net income per share/ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions, except share and per share data)
Net income per share
Numerator:
Net income attributable to the Company’s ordinary shareholders – basic	24,167	41,359	19,631
Impact of subsidiaries and equity method investees’ dilutive earnings	(30)	(118)	(533)
Dilution impact of the Convertible Senior Notes	—	68	112

Net income attributable to the Company’s ordinary shareholders – diluted	24,137	41,309	19,210
Denominator:
Weighted average number of shares – basic (million shares)	3,144	2,990	2,847
Effects of dilutive securities:
Dilutive share options and RSUs (million shares)	27	33	41
Convertible Senior Notes (million shares)	—	53	90

Weighted average number of shares – diluted (million shares)	3,171	3,076	2,978
Basic net income per share attributable to the Company’s ordinary shareholders (RMB)	7.69	13.83	6.89
Diluted net income per share attributable to the Company’s ordinary shareholders (RMB)	7.61	13.43	6.45
Net income per ADS
Basic net income per ADS (RMB)	15.37	27.67	13.79
Diluted net income per ADS (RMB)	15.23	26.86	12.90